UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22367

Cypress Creek Private Strategies Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

712 W. 34th STREET, SUITE 201, AUSTIN, TX 78705

(Address of principal executive offices) (Zip code)

With a copy to:
William P. Prather III	George J. Zornada
Cypress Creek Private Strategies Institutional Fund, L.P.	K & L Gates LLP
712 W. 34th Street, Suite 201	State Street Financial Center
Austin, TX 78705	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: (512) 660-5146

Date of fiscal year end: 3/31/23

Date of reporting period: 9/30/22

Item 1. Reports to Stockholders.

(a)

Cypress Creek
PARTNERS

Semi-Annual Report

September 30, 2022

(Unaudited)

TABLE OF CONTENTS

Cypress Creek Private Strategies Institutional Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	16
Privacy Policy	18

Cypress Creek Private Strategies Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	22
Schedule of Investments	23
Statement of Operations	32
Statements of Changes in Partners’ Capital	33
Statement of Cash Flows	35
Notes to Financial Statements	36
Supplemental Information	55
Privacy Policy	57

Cypress Creek Private Strategies Institutional Fund, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
September 30, 2022
(Unaudited)

Assets
Investment in the Master Fund, at fair value	$2,321,936
Total assets	2,321,936
Liabilities and Partners’ Capital
Servicing Fees payable	657
Accounts payable and accrued expenses	68,534
Total liabilities	69,191
Partners’ capital	2,252,745
Total liabilities and partners’ capital	$2,321,936

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended September 30, 2022
(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $11)	$13,579
Interest income	3,786
Expenses	(17,520)
Net investment loss allocated from the Master Fund	(155)
Expenses of the Institutional Fund:
Servicing Fees	4,017
Professional fees	11,316
Other expenses	9,333
Total expenses of the Institutional Fund	24,666
Net investment loss of the Institutional Fund	(24,821)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund:
Net realized gain (loss) from investments	48,983
Change in unrealized appreciation/depreciation from investments	(111,618)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund	(62,635)
Net decrease in partners’ capital resulting from operations	$(87,456)

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2020, December 31, 2021, Period Ended March 31, 2022*
and Six Months Ended September 30, 2022 (Unaudited)

Partners’ capital at December 31, 2019	$6,813,699
Withdrawals	(638,152)
Transfer of Interests to PMF Fund, L.P.	—
Net increase in partners’ capital resulting from operations:
Net investment loss	(172,912)
Net realized gain from investments	249,331
Change in unrealized appreciation/depreciation from investments	528,819
Net increase in partners’ capital resulting from operations	605,238
Partners’ capital at December 31, 2020	$6,780,785
Withdrawals	(3,629,357)
Transfer of interests to Cypress Creek Private Strategies Offshore Fund, L.P.	(301,146)
Transfer of interests to Cypress Creek Private Strategies Onshore Fund, L.P.	(836,113)
Net increase in partners’ capital resulting from operations:
Net investment loss	(159,017)
Net realized gain from investments	540,228
Change in unrealized appreciation/depreciation from investments	41,059
Net increase in partners’ capital resulting from operations	422,270
Partners’ capital at December 31, 2021	$2,436,439
Withdrawals	(92,823)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(26,114)
Net realized loss from investments	(34,678)
Change in unrealized appreciation/depreciation from investments	56,470
Net decrease in partners’ capital resulting from operations	(4,322)
Partners’ capital at March 31, 2022	$2,339,294
Withdrawals	907
Net decrease in partners’ capital resulting from operations:
Net investment loss	(24,821)
Net realized gain from investments	48,983
Change in unrealized appreciation/depreciation from investments	(111,618)
Net decrease in partners’ capital resulting from operations	(87,456)
Partners’ capital at September 30, 2022	$2,252,745

*	The Fund has changed its fiscal year end from December 31 to March 31. This period represents the three-month period from January 1, 2022 to March 31, 2022.

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended September 30, 2022
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(87,456)
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain (loss) from investments allocated from the Master Fund	62,635
Net investment loss allocated from the Master Fund	155
Withdrawals from the Master Fund	34,009
Change in operating assets and liabilities:
Receivable from the Master Fund	92,823
Servicing Fees payable	(60)
Accounts payable and accrued expenses	(9,281)
Net cash provided by operating activities	92,825
Cash flows from financing activities:
Withdrawals, net of change in withdrawals payable	(92,825)
Net cash used in financing activities	(92,825)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
September 30, 2022
(Unaudited)

(1)	ORGANIZATION

The Cypress Creek Private Strategies Institutional Fund, L.P. (the “Institutional Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for the Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), formerly known as Salient Private Access Master Fund, L.P.. For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund. The Master Fund generally pursues the investment objective by allocating assets to investments, which include primary and secondary subscriptions or commitments to private partnerships (the “Investment Funds”) managed by third-party investment managers (“Investment Managers”), as well as direct investments in the equity or debt of private or public companies (“Direct Platforms”). The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Institutional Fund on September 30, 2022, was 1.07%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Institutional Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Institutional Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Institutional Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Institutional Fund, the Adviser (as hereinafter defined), or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. d/b/a Cypress Creek Partners (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Institutional Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Institutional Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Institutional Fund and the results of its operations. The Institutional Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Institutional Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Institutional Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Institutional Fund records investment transactions on a trade-date basis.

Investments that are held by the Institutional Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the Institutional Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional Fund’s investments is calculated by UMB Fund Services, Inc., the Institutional Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Adviser on valuation- related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the Advisers Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Institutional Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The Institutional Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Institutional Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2022, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(i)	DISTRIBUTION REINVESTMENT PROGRAM

Pursuant to the Fund’s distribution reinvestment plan (the “DRP”), all distributions paid to a Partner will be automatically reinvested and retained as part of the partner’s interest in the Fund unless a partner has elected not to participate in the DRP. Election not to participate in the DRP, and to have all distributions, if any, paid directly to the partner rather than having such distribution reinvested in the Fund, must be made by indicating such election in the subscription agreement or by notifying the Fund.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(3)	FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Institutional Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s limited partnership agreement. The Institutional Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Institutional Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Institutional Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Institutional Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, generally recommends to the Board that the Institutional Fund offer to repurchase such Interests during the period, pursuant to written tenders by partners.

During the year ended December 31, 2021, the Institutional Fund completed the following two tender offers to repurchase Interests in the Institutional Fund. The Board approved the tender offer to repurchase 2.5% of outstanding Interests in the Institutional Fund as recommended by the Adviser. This tender offer began on February 2, 2021, and was based on the estimated net asset value as of March 31, 2021. The Board approved the tender offer to repurchase Interests in the Institutional Fund as recommended by the Adviser. This tender offer began on August 13, 2021, and was to be executed at the same purchase price as was being offered by unaffiliated third parties (via multiple commingled investment vehicles) in connection with its proposed purchase of Master Fund interests from the Institutional Fund based on a discount to the estimated net asset value as of September 30, 2021. Following the completion of the tender offer, the general partner of the unaffiliated commingled investment vehicles resigned and the Adviser was named the new general partner for each of the entities.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Institutional Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Institutional Fund.

At the February 3, 2022, Board Meeting, the Board approved the Institutional Fund’s ability to complete a mandatory repurchase of accounts of limited partners who will not meet the Institutional Fund’s eligibility requirements subsequent to April 1, 2022 (the “Mandatory Repurchase”). The Institutional Fund completed the Mandatory Repurchase to repurchase approximately 0.041% of outstanding Interests in the Institutional Fund as of March 31, 2022.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of September 30, 2022, all of the investments made by the Institutional Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Institutional Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Investment Funds is limited to the Institutional Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the Institutional Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for Institutional Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Institutional Fund.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). The Management Fee is equal to the fee schedule shown below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the Management Fee directly. The Institutional Fund’s partners bear an indirect portion of the Management Fee paid by the Master Fund. The Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Institutional Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	INCENTIVE FEE

Beginning April 1, 2022, the Adviser is eligible to receive an incentive fee from the Master Fund representing 10% of the return of the Master Fund in excess of a 6% net return annually, based on the limited partner interests in the Master Fund; calculated and accrued monthly and payable annually. For the six months ended September 30, 2022, no incentive fee was incurred.

(c)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.35% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended September 30, 2022, $4,017 was incurred for Servicing Fees, $657 was outstanding as a payable at September 30, 2022.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(d)	PLACEMENT AGENTS

The Institutional Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Institutional Fund. Foreside Financial Services, LLC, a broker-dealer, is engaged by the Institutional Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net investment loss to average partners’ capital (1)	(2.15)%	(4.41)%	(2.93)%	(2.72)%	(2.19)%	(1.96)%	(2.62)%
Expenses to average partners’ capital (1)	3.66%	4.77%	3.55%	3.35%	3.53%	3.48%	3.50%
Portfolio turnover (2)	5.09%	1.25%	29.70%	7.58%	9.16%	17.39%	11.07%
Total return (3)	(3.74)%	(0.18)%	6.02%	9.90%	1.90%	(0.55)%	4.62%
Partners’ capital, end of period (000s)	$2,253	$2,339	$2,436	$6,781	$6,814	$7,400	$8,237

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

*	The Institutional Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022, to March 31, 2022.
(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. Ratios are annualized for periods less than 12 months.

(2)	The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
(3)	The total return of the Institutional Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

(10)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(a)	SECONDARY INVESTMENT RISK

The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Master Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an interest as a secondary investment, the Fund will generally not have the ability to modify or amend such Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

(b)	SECONDARY INVESTMENTS INVOLVING SYNDICATES RISK

The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Master Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Master Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

(c)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s underlying investments, and therefore the (“NAV”) of the Fund’s interests, can be highly volatile. Price movements of forward contracts, futures contracts, and other derivative contracts in which an investment or the Master Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., investments also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(d)	PREPAYMENT AND EXTENSION RISK

Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the market anticipates such payments. As a result, the Master Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Master Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

(e)	FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates,

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Master Fund’s NAV. Moreover, in order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(f)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investments and the Master Fund may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. Investments may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an investment has agreed to buy or sell, or to hedge the U.S. dollar value of securities the investment already owns. The investments also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an investment’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by investments to hedge against currency fluctuations, but the investments are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the investments or that the investments will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by investments sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by investments may be highly leveraged. Leverage may have important adverse consequences to these companies and an investment as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

(i)	MODEL AND DATA RISK

Some investments, and the Adviser with regard to certain investments, may rely on quantitative models (both proprietary models developed by the Adviser, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Master Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(j)	PROGRAMMING AND MODELING ERROR RISK

The research and modeling process engaged in by some Investment Managers and in certain cases by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect the Master Fund’s performance.

(11)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted and may continue to result in significant disruptions to global business activity and market volatility due to closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Master Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Master Fund’s performance, the performance of the securities in which the Master Fund invests, lines of credit available to the Master Fund, and may lead to losses on your investment in the Master Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(12)	SUBSEQUENT EVENTS

Management of the Institutional Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2022.

On October 31, 2022, the Institutional Fund paid a 2.5% distribution to partners based on capital balance. The distribution will either be paid out to partners in cash or reinvested depending on the partner’s election.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Supplemental Information
September 30, 2022
(Unaudited)

Directors and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2022.

Asset Class(1)	Fair Value	%
Buyout	$43,738,843	21.14
Event Driven	971,026	0.47
Global Macro	6,096,982	2.95
Growth Equity	21,965,362	10.61
Infrastructure	14,538,559	7.02
Natural Resources	25,823,379	12.47
Private Debt	20,339,637	9.83
Real Estate	11,498,623	5.55
Relative Value	35,343,918	17.07
Securities	1,100,000	0.53
Venture Capital	25,594,186	12.36
Total Investments	$207,010,515	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Institutional Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Institutional Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
September 30, 2022
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Institutional Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Privacy Policy
(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS[1] (“CCP”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social security number

● Income

● Assets

● Account balances

● Wire transfer instructions

● Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call CCP at (512) 660-5146

[1]	Endowment Advisers, L.P., d/b/a Cypress Creek Partners

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.

● The Endowment PMF Master Fund, L.P.

● The PMF Fund, L.P.

● PMF TEI Fund, L.P.

● PMF Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Master Fund, L.P.

● Cypress Creek Private Strategies Registered Fund, L.P.

● Cypress Creek Private Strategies TEI Fund, L.P.

● Cypress Creek Private Strategies Institutional Fund, L.P.

● Cypress Creek Private Strategies Domestic Fund, L.P.

● Cypress Creek Private Strategies Domestic QP Fund, L.P.

● Cypress Creek Private Strategies International Fund, Ltd.

● Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Onshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Blocker Fund, LLC

● CCP Coastal Redwood Fund, L.P.

● CCP Sierra Redwood Fund, L.P.

● Marinas I SPV LLC

What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Enter into an investment advisory contract

● Seek financial advice

● Make deposits or withdrawals from your account

● Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● CCP does not jointly market.
Other important information
n/a

Cypress Creek Private Strategies Master Fund, L.P.

Semi-Annual Report

September 30, 2022

(Unaudited)

Cypress Creek

PARTNERS

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
September 30, 2022
(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $156,836,316)	$171,496,815
Investments in affiliated investments for which ownership exceeds 5% of the investment’s capital, at fair value (cost $21,563,684)	12,779,487
Investments in affiliated investments for which ownership exceeds 25% of the investment’s capital, at fair value (cost $21,891,264)	21,634,212
Investments in securities and CLO Equity, at fair value (cost $3,118,300)	1,100,000
Total investments (cost $203,409,564)	207,010,514
Cash and cash equivalents	11,257,803
Receivable from investments sold	90,585
Prepaids and other assets	26,745
Total assets	218,385,647
Liabilities and Partners’ Capital
Withdrawals payable	48,003
Credit facility	9,444
Investment Management Fees payable	175,878
Administration fees payable	13,981
Payable to Directors	49,000
Accounts payable and accrued expenses	427,592
Total liabilities	723,898
Commitments and contingencies (see Note 3)
Partners’ capital	217,661,749
Total liabilities and partners’ capital	$218,385,647

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investments Portfolio
Operating Companies
Buyout (0.36% of Partners’ Capital)
Milton ZXP LLC - Class A Units (4)(6)	North America	February, 2018	6,029	$602,900	$783,770
Growth Equity (0.28% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	North America	March, 2019		650,000	618,200
Venture Capital (0.00% of Partners’ Capital)
TasteMade, Inc. (4)	North America	April, 2016	2,582	100,000	—
Total Operating Companies				1,352,900	1,401,970	0.64%

Private Investment Funds
Private Equity
Buyout (19.73% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	Rest of the World	August, 2007		201,045	105,031
Advent Latin American Private Equity Fund V-F L.P.	Rest of the World	May, 2010		1,339,620	1,193,905
Chicago Pacific Founders Fund II, LP	North America	January, 2020		3,529,414	8,464,469
Clovis Point II, LP	North America	February, 2020		2,196,418	2,212,925
CRC (Atria) Investment Holdings, L.P. (3)	North America	July, 2022		4,164,303	4,164,303
Darwin Private Equity I L.P.	Europe	September, 2007		1,251,657	24,191
Intervale Capital Fund, L.P.	North America	May, 2008		1,154,951	1,024,737
J.C. Flowers III L.P.	Global	October, 2009		1,169,801	235,503
KF Partner Investments Fund III LP	North America	June, 2020		2,035,867	2,725,893
Mid Europa Fund III LP	Europe	November, 2007		280,414	1,491
Monomoy Capital Partners II, L.P.	North America	May, 2011		973,284	789,519
Monomoy Capital Partners III, L.P. (1)	North America	December, 2017		2,244,759	5,080,909
Reservoir Capital Partners (Cayman), L.P. (1)	North America	June, 2009		307,705	608,975

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity (continued)
Buyout (19.73% of Partners’ Capital) (continued)
Sovereign Capital Limited Partnership III	Europe	March, 2010		$—	$42,899
Sterling Capital Partners II, L.P. (1)	North America	August, 2005		190,740	16,739
Sterling Group Partners III, L.P.	North America	April, 2010		1,086,398	11,733
Strattam Capital Investment Fund, L.P.	North America	December, 2015		3,192,683	3,831,506
Strattam Capital Investment Fund II, L.P.	North America	February, 2018		2,716,681	3,788,278
Strattam Capital Investment Fund III, L.P. (2)	North America	March, 2022		18,898	—
Strattam Co-Invest Fund V, L.P.	North America	December, 2018		453,214	1,451,148
Strattam Co-Invest Fund VI, L.P.	North America	December, 2018		725,757	780,089
Strattam Co-Invest Fund VII, L.P.	North America	September, 2019		413,727	729,035
Trivest Fund IV, L.P.	North America	November, 2007		12,230	7,450
Viburnum Equity 4, LP (1)(2)	Global	January, 2022		5,829,879	5,664,345
Growth Equity (9.81% of Partners’ Capital)
Catterton Growth Partners, L.P.	North America	March, 2008		1,929,339	564,861
Crosslink Crossover Fund V, L.P.	North America	May, 2007		316,468	100,127
Crosslink Crossover Fund VI, L.P.	North America	March, 2007		—	3,376,345
CX Partners Fund Ltd. (1)	Asia	April, 2009		1,163,083	74,000
Gavea Investment Fund II A, L.P.	Rest of the World	May, 2007		—	7,992
Gavea Investment Fund III A, L.P.	Rest of the World	September, 2008		—	36,037
HealthCor Partners Fund, L.P.	North America	August, 2007		267,397	582,593
New Horizon Capital III, L.P. (1)	Asia	March, 2009		188,127	45,945

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity (continued)
Growth Equity (9.81% of Partners’ Capital) (continued)
NGP Energy Technology Partners II, L.P. (1)	North America	July, 2009		$741,649	$362,361
Northstar Equity Partners III	Asia	June, 2011		599,111	454,776
Orchid Asia IV, L.P. (1)	Asia	November, 2007		888,951	511,215
Pine Brook Capital Partners, L.P. (1)	North America	January, 2008		1,748,932	235,181
Pinto America Growth Fund, L.P.	North America	July, 2006		—	230,675
Private Equity Investment Fund V, L.P.	North America	April, 2009		5,677,931	3,342,170
Saints Capital VI, L.P.	North America	April, 2008		1,669,242	404,986
Trustbridge Partners II, L.P. (1)	Asia	December, 2007		1,089,267	1,051,439
Trustbridge Partners III, L.P. (1)	Asia	April, 2009		3,246,506	2,180,891
Trustbridge Partners IV, L.P. (1)	Asia	September, 2011		—	3,112,296
Trustbridge Partners V, L.P. (1)	Asia	November, 2015		4,374,639	4,673,272
Private Debt (9.35% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	North America	August, 2008		—	12,554
Alloy Merchant Partners, L.P. (1)(2)	Rest of the World	August, 2018		833,375	524,257
Armadillo Litigation Finance II	North America	February, 2016		—	44,503
Aviator Capital Fund IV US Feeder, L.P.	Global	March, 2019		2,265,278	2,652,537
Aviator Capital Mid-Life Us Feeder Fund, LP	Global	December, 2016		2,030,501	3,046,899
BDCM Opportunity Fund II, L.P.(1)	North America	March, 2006		501,444	103,215
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	North America	March, 2017		3,930,533	3,692,655
Crestline Opportunities Fund III, LLC (1)	Global	August, 2016		2,257,037	3,518,711

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity (continued)
Private Debt (9.35% of Partners’ Capital) (continued)
Freedom Participation Partners I, LLC (1)	North America	July, 2016		$1,247,460	$22,962
Garrison Opportunity Fund II A LLC	North America	March, 2011		—	—
Garrison Opportunity Fund LLC	North America	February, 2010		—	11,297
ILS Property & Casualty Master Fund Ltd.	North America	November, 2014		1,523,944	15,648
India Asset Recovery Fund L.P.	Asia	October, 2006		—	340
MatlinPatterson Global Opportunities Partners III, L.P.	Global	July, 2007		865,334	5,555
Parabellum Partners I, LP (1)	North America	August, 2017		1,117,744	2,389,567
Parabellum Partners II, LP (1)	North America	August, 2019		2,463,274	2,673,810
Rosebrook 2018 Co-Invest I, L.P. (3)	Global	January, 2018		1,023,648	1,149,255
Strategic Value Global Opportunities Fund I-A, L.P.	Global	December, 2006		28,951	178,665
Tuckerbrook SB Global Distressed Fund I, L.P.	Global	July, 2007		102,897	297,207
Venture Capital (11.76% of Partners’ Capital)
Artis Ventures II, L.P.	North America	November, 2014		1,085,751	2,323,727
Chrysalis Ventures III, L.P.	North America	December, 2006		208,572	95,031
Dace Ventures I, LP	North America	June, 2007		361,787	169,500
Fairhaven Capital Partners, L.P.	North America	March, 2008		1,543,695	362,219
Founders Fund III, LP	North America	May, 2010		—	4,408,875
Founders Fund IV, LP	North America	January, 2012		—	5,936,458
LC Fund IV, L.P.	Asia	May, 2008		1,375,042	65,682
Sanderling Venture Partners VI, L.P.	North America	June, 2005		94,987	69,727
Sanderling Venture Partners VI Co-Investment Fund, L.P.	North America	June, 2005		210,432	90,193
Tenaya Capital V, LP (1)	North America	November, 2007		24,309	85,063
Tenaya Capital VI, LP	North America	July, 2012		828,830	1,216,642

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Private Equity (continued)
Venture Capital (11.76% of Partners’ Capital) (continued)
The Column Group, LP	North America	September, 2007		$966,337	$1,348,854
The Column Group II, LP	North America	October, 2014		1,890,675	4,364,525
The Column Group III, LP	North America	May, 2016		3,009,644	3,432,152
Tiger Global Private Investment Partners V, L.P.	Global	January, 2008		1,219,100	1,085,896
Tiger Global Private Investment Partners VI, L.P.	Global	November, 2010		—	464,209
Voyager Capital Fund III, L.P.	North America	May, 2007		286,772	75,433
Total Private Equity (6)				92,687,440	110,236,058	50.65%

Real Assets
Infrastructure (6.68% of Partners’ Capital)
Allied Strategic Partners Fund I-A, LP (3)	North America	August, 2021		10,347,194	9,964,535
ArcLight Energy Partners Fund V, L.P. (1)	Global	December, 2011		393,405	—
EIV Capital Fund II, LP (1)	North America	December, 2014		3,088,233	3,007,659
EnCap Energy Infrastructure TE Feeder, L.P. (1)	North America	October, 2009		970,574	81,254
Haddington Energy Partners III, L.P.	North America	April, 2017		604,735	1,466,109
TPF II-A, L.P.	North America	October, 2008		1,213,282	19,002
Natural Resources (11.86% of Partners’ Capital)
EMG Iron Ore Holdco, LP	Global	April, 2019		476,106	764,143
EnCap Energy Capital Fund VII-B LP (1)	North America	October, 2007		1,450,088	10,524
Energy & Minerals Group Fund II, L.P. (1)	Global	November, 2011		2,295,341	2,491,549
Merit Energy Partners G, L.P. (1)	North America	September, 2009		2,931,026	1,468,030
Midstream & Resources Follow-On Fund, L.P. (1)	Global	March, 2010		518,415	577,182

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Real Assets (continued)
Natural Resources (11.86% of Partners’ Capital) (continued)
NGP IX Offshore Fund, L.P. (1)	North America	March, 2008		$613,572	$37,768
NGP Midstream & Resources, L.P.	North America	October, 2007		976,239	119,992
Quantum Parallel Partners V, LP	North America	October, 2008		3,824,632	4,000,919
Sentient Global Resources Fund III, L.P.	Global	July, 2008		2,568,145	656,096
Sentient Global Resources Fund IV, L.P. (1)	Global	June, 2011		1,833,312	567,808
Tembo Capital Co-Investment Partners I, LP (3)	Rest of the World	July, 2022		6,356,119	6,356,119
Tembo Capital Mining Fund III LP	Global	October, 2021		4,537,026	4,163,986
Vortus Investments II, LP	North America	August, 2017		1,827,185	2,697,261
Vortus Investments, LP	North America	January, 2016		3,434,387	1,912,002
Real Estate (5.28% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	Europe	August, 2006		349,758	5,117
Cypress Realty VI Limited Partnership	North America	June, 2007		131,832	—
Forum European Realty Income III, L.P.	Europe	February, 2008		820,961	66,297
GTIS Brazil Real Estate Fund (Brazilian Real) LP	Rest of the World	July, 2008		1,207,519	631,498
Kayne Anderson Real Estate Debt II, L.P. (1)	North America	July, 2017		648,470	607,713
Kayne Anderson Real Estate Debt, L.P. (1)	North America	June, 2016		511,756	399,636
Lone Star Real Estate Fund II (U.S.), L.P.	Global	June, 2011		58	2,598
Monsoon Infrastructure & Realty Co-Invest, L.P.	Asia	February, 2008		1,560,996	1,206,877
Northwood Real Estate Co-Investors LP (1)	North America	April, 2008		335,395	490,308

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Real Assets (continued)
Real Estate (5.28% of Partners’ Capital) (continued)
Northwood Real Estate Partners LP (1)	North America	April, 2008		$1,110,487	$1,413,641
ORBIS Real Estate Fund I (2)	Asia	November, 2006		1,969,703	370,248
Patron Capital, L.P. II	Europe	February, 2005		123,803	1,940
Patron Capital, L.P. III	Europe	July, 2007		598,435	38,201
Pennybacker IV, LP (1)	North America	February, 2018		950,599	792,017
Phoenix Asia Real Estate Investments II, L.P.	Asia	September, 2007		823,410	629,191
Prescott Strategies Fund I LP	North America	June, 2019		2,301,800	2,251,925
Red Dot Holdings III, LP (1)(2)	North America	February, 2019		2,862,388	2,527,982
SBC US Fund II, LP	Rest of the World	June, 2011		789,902	62,634
Square Mile Partners III LP	North America	April, 2008		687,689	800
Total Real Assets (6)				68,043,977	51,860,561	23.82%
Total Private Investments Portfolio				162,084,317	163,498,589	75.11%

Cash Management Portfolio
Hedge Funds
Event Driven (0.45% of Partners’ Capital)
BDCM Partners I, L.P.	North America	January, 2011		1,364,736	969,202
Fortelus Special Situations Fund Ltd. (1)	North America	May, 2010		—	1,824
Global Macro (2.80% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	Global	February, 2015		3,500,000	6,096,982
Relative Value (16.24% of Partners’ Capital)
Anomaly Capital, LP	North America	July, 2021		15,002,999	15,790,003
King Street Capital, L.P. (1)	North America	November, 2009		2,709	35,727
Magnetar Capital Fund LP	North America	February, 2009		—	45,174
Middle East North Africa Opportunities Fund, L.P.	North America	July, 2008	728	728,344	5,799
Millennium USA, LP	North America	April, 2012		—	5,779,320

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Private Investment Funds (continued)
Hedge Funds (continued)
Relative Value (16.24% of Partners’ Capital) (continued)
PIPE Equity Partners, LLC (2) (4)	North America	August, 2008		$3,252,147	$—
PIPE Select Fund, LLC (2) (4)	North America	September, 2008		2,866,761	—
Stark Select Asset Fund, LLC	North America	July, 2010		—	11,075
STS Partners Fund, LP	North America	November, 2016		2,108,191	5,884,807
The 1609 Fund Ltd.	Global	January, 2018	3,345	4,011,531	2,585,327
Valiant Capital Partners LP	North America	July, 2009		369,529	299,797
WMA Systematic Equity Alpha Long/Short Onshore Fund LP - Class A	Global	August, 2022		5,000,000	4,906,889
Total Hedge Funds (6)				38,206,947	42,411,926	19.49%
Total Private Investment Funds				130,894,387	152,647,984	93.96%

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
September 30, 2022
(Unaudited)

	Geographic Region*	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Other Securities
Securities (0.51% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 8.33%, due 10/1/2031 (1)(5)(7)	North America	October, 2018		$3,118,300	$1,100,000
Total Other Liquid Securities				3,118,300	1,100,000	0.51%
Total Cash Management Portfolio				41,325,247	43,511,926	20.00%
Total Investments				$203,409,564	$207,010,515	95.11%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2022 were $64,500,476. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses. All investments are non-income producing unless noted otherwise.

*

The “Rest of World” geographic region represents an investment strategy to make investments domiciled outside of Asia, Europe or North America. The “Global” geographic region represents an investment strategy to make investments domiciled in various locations throughout the world including Asia, Europe, North America and/or the rest of the world.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment’s capital (see note 5b).
(3)	Affiliated investments for which ownership exceeds 25% of the investment’s capital (see note 5b).
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of September 30, 2022. The total of all such investments represents 0.64% of partners’ capital.
(5)

CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations

Six Months Ended September 30, 2022
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $1,312)	$1,260,519
Interest income	(505,297)
Dividend income from affiliated investments	856,606
Total investment income	1,611,828
Expenses:
Investment Management Fees	1,064,919
Administration fees	84,768
Professional fees	220,082
Consulting fees	34,754
Custodian fees	24,466
Directors’ fees	39,667
Interest expense	54,601
Other expenses	102,122
Total expenses	1,625,379
Net investment loss	(13,551)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	4,626,878
Net realized gain (loss) from affiliated investments	(77,156)
Net realized gain (loss)	4,549,722
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(9,473,611)
Change in unrealized appreciation/depreciation from affiliated investments	(917,012)
Change in unrealized appreciation/depreciation	(10,390,623)
Net realized and unrealized gain (loss)	(5,840,901)
Net decrease in partners’ capital resulting from operations	$(5,854,452)

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital

Years Ended December 31, 2020, December 31, 2021, Period Ended March 31, 2022*
and Six Months Ended September 30, 2022 (Unaudited)

Partners’ capital at December 31, 2019	$221,383,174
Withdrawals	(23,554,883)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,172,679)
Net realized gain from investments and foreign currency translations	8,362,117
Net realized loss from purchased options	—
Net realized loss from swap agreements	(318,908)
Net realized gain from redemptions in-kind	—
Net realized loss from affiliated investments	(22,615)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	16,068,888
Change in unrealized appreciation/depreciation from affiliated investments	991,936
Net increase in partners’ capital resulting from operations	22,908,739
Partners’ capital at December 31, 2020	$220,737,030
Contributions	10,389,913
Withdrawals	(25,659,300)
Net increase in partners’ capital resulting from operations:
Net investment loss	(2,528,034)
Net realized gain from investments and foreign currency translations	19,557,458
Net realized loss from affiliated investments	(379,376)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	1,022,378
Change in unrealized appreciation/depreciation from affiliated investments	(383,623)
Net increase in partners’ capital resulting from operations	17,288,803
Partners’ capital at December 31, 2021	$222,756,446
Contributions	3,630
Withdrawals	(1,892,716)
Net increase in partners’ capital resulting from operations:
Net investment loss	(704,495)
Net realized gain from investments and foreign currency translations	1,094,797
Net realized loss from affiliated investments	(4,180,318)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	1,688,712
Change in unrealized appreciation/depreciation from affiliated investments	3,336,398
Net increase in partners’ capital resulting from operations	1,235,094
Partners’ capital at March 31, 2022	$222,102,454

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital, continued
Years Ended December 31, 2020, December 31, 2021, Period Ended March 31, 2022*
and Six Months Ended September 30, 2022 (Unaudited)

Contributions	$2,469,960
Withdrawals	(1,056,213)
Net increase in partners’ capital resulting from operations:
Net investment loss	(13,551)
Net realized gain from investments and foreign currency translations	4,626,878
Net realized loss from affiliated investments	(77,156)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(9,473,611)
Change in unrealized appreciation/depreciation from affiliated investments	(917,012)
Net decrease in partners’ capital resulting from operations	(5,854,452)
Partners’ capital at September 30, 2022	$217,661,749

*	The Fund has changed its fiscal year end from December 31 to March 31. This period represents the three-month period from January 1, 2022 to March 31, 2022.

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows

Six Months Ended September 30, 2022
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(5,854,452)
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(23,316,838)
Proceeds from disposition of investments	10,604,772
Proceeds from return of capital of investments	10,568,917
Net realized gain from investments and foreign currency translations	(4,626,878)
Net realized loss from affiliated investments	77,156
Change in unrealized appreciation/depreciation from investments and foreign currency translations	9,473,611
Change in unrealized appreciation/depreciation from affiliated investments	917,012
Change in operating assets and liabilities:
Receivable from investments sold	314,650
Prepaids and other assets	8,186
Investment Management Fees payable	(5,906)
Administration fees payable	(316)
Payable to Directors	(25,083)
Accounts payable and accrued expenses	(122,005)
Net cash used in operating activities	(1,987,174)
Cash flows from financing activities:
Payments to credit facility	295
Contributions	2,469,960
Withdrawals, net of change in withdrawals payable	(2,358,870)
Net cash provided by financing activities	111,385
Effect of exchange rate changes in cash	(83)
Net change in cash, cash equivalents and restricted cash	(1,875,872)
Cash, cash equivalents and restricted cash at beginning of period	13,133,675
Cash, cash equivalents and restricted cash at end of period	$11,257,803
Supplemental schedule of cash activity:
Cash paid for interest	$54,601

See accompanying notes to financial statements.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements

September 30, 2022
(Unaudited)

(1)	ORGANIZATION

The Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently seven feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund attempts to achieve this objective through investments primarily in private assets globally and through access to private markets asset classes, investments, portfolio construction, and liquidity management. The Master Fund generally pursues the investment objective by allocating assets to investments, which include primary and secondary subscriptions or commitments to private partnerships (the “Investment Funds”) managed by third-party investment managers (“Investment Managers”), as well as direct investments in the equity or debt of private or public companies (“Direct Platforms”).

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers, and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P., d/b/a Cypress Creek Partners (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. In general, the valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Adviser on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

Pursuant to Rule 2a-5 under the Advisers Act, the Board has delegated day-to-day management of the valuation process to the Adviser as the appointed Valuation Designee, which has established a valuation committee (the “Adviser Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of September 30, 2022.

As a general principle, the fair valuation of an investment should reflect the amount that the Adviser’s Valuation Committee determines that the Master Fund might reasonably expect to receive for the security upon the orderly sale or redemption of the security, based on information available at the time that the Adviser’s Valuation Committee believes to be reliable. In the case of a security issued by an investment, this would typically be equal to the amount that the Master Fund might reasonably expect to receive from the investment if the Master Fund’s interest were

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

redeemed on the date as of which it was valued. It is anticipated that the Adviser’s Valuation Committee will make this determination based on the valuation most recently provided by the investment in accordance with the policies the Investment Manager has established, which may constitute the investment’s best estimate at the time based upon data then available, as well as any other relevant information reasonably available at the time of the valuation of the Master Fund’s portfolio.

Prior to the Master Fund making an investment, the Adviser’s Valuation Committee will conduct a due diligence review of the valuation methodologies used by the Investment Manager. As a general matter, investments selected by the Master Fund will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value Interests at the net asset value (“NAV”) as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

The valuation procedures approved by the Board provide that, where deemed appropriate by the Adviser and consistent with the Investment Company Act, investments may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Master Fund is aware of sales of similar securities to third parties at different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Master Fund’s investment will be revalued in a manner that the Adviser’s Valuation Committee, in accordance with the valuation procedures, determines in good faith best reflects fair value. Valuation methodologies which may be utilized include the public market methodology, private market methodology, analytical methodology (e.g., discounted cash flow analysis), and/or cost methodology. In addition, certain investments holding assets that may not vary widely on a near-term basis (for example, those holding certain private equity or real estate investments) may report values less frequently than other investments holding more liquid assets which may be anticipated to vary in value on a near-term basis. The Adviser, subject to oversight by the Board, will be responsible for ensuring that the valuation procedures are fair to the Master Fund and consistent with applicable regulatory guidelines.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market, or any foreign stock exchange will be valued based on their respective market price.

Debt instruments for which market quotations are readily available are typically valued based on such market quotations. In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments) the fair value is determined in good faith. In determining the fair values of these investments, the Adviser’s Valuation Committee will typically apply widely recognized market and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third-party valuations. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies or other business counterparties.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Master Fund.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

While recent or planned transactions in primary and secondary investments in Investment Funds are considered as part of the determination of each investment’s fair value, generally the Investment Funds are valued based on the latest net asset value as reported by the third-party fund managers.

If the net asset value of an investment in a private markets fund is not available at the time the Master Fund is calculating its net asset value, the Fund will review any cash flows since the reference date of the last net asset value for a private markets fund received by the Fund from a third-party manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the Investment Manager.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

●

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

●

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

●

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

●	SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

(g)	COLLATERALIZED LOAN OBLIGATIONS

The Master Fund’s collateralized loan obligation (“CLO”) equity investments involves a number of significant risks. CLO equity investments are typically very highly leveraged (nine to thirteen times) and therefore the equity tranches in which the Master Fund is currently invested are subject to a higher degree of risk of total loss. The Master Fund generally has the right to receive payments only from the CLO, and generally does not have the direct rights against the underlying borrowers or the entity that sponsored the CLO. The Master Fund indirectly bears the risks of the underlying loan investments or collateral held by the CLO. If an underlying asset of a CLO declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both of the Master Fund’s income and NAV may be adversely impacted.

(h)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RIC’s that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of September 30, 2022, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(i)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(j)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(k)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2022, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(l)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(m)	DISTRIBUTION REINVESTMENT PROGRAM

Pursuant to the Fund’s distribution reinvestment plan (the “DRP”), all distributions paid to a Partner will be automatically reinvested and retained as part of the partner’s interest in the Fund unless a partner has elected not to participate in the DRP. Election not to participate in the DRP, and to have all distributions, if any, paid directly to the partner rather than having such distribution reinvested in the Fund, must be made by indicating such election in the subscription agreement or by notifying the Fund.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board has authorized the Adviser to oversee the implementation of the Board-approved valuation procedures by the Administrator as the Valuation Designee. The Adviser Valuation Committee is comprised of various members of the Adviser’s team. The Adviser Valuation Committee generally meets on a monthly basis to determine the valuations of the Master Fund’s investments. The valuations are supported by methodologies adopted by the Adviser and documented in the Adviser’s valuation policy.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of September 30, 2022, and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

Investments	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Hedge Fund
Event Driven	$—	$—	$—	$971,026	$971,026
Global Macro	—	—	—	6,096,982	6,096,982
Relative Value	—	—	—	35,343,918	35,343,918
Operating Companies
Buyout	—	—	783,770	—	783,770
Growth Equity	—	—	618,200	—	618,200
Other Securities
Securities	—	1,100,000	—	—	1,100,000
Private Equity
Buyout	—	—	—	42,955,073	42,955,073
Growth Equity	—	—	—	21,347,162	21,347,162
Private Debt	—	—	—	20,339,637	20,339,637
Venture Capital	—	—	—	25,594,186	25,594,186
Real Assets
Infrastructure	—	—	—	14,538,559	14,538,559
Natural Resources	—	—	—	25,823,379	25,823,379
Real Estate	—	—	—	11,498,623	11,498,623
Total	$—	$1,100,000	$1,401,970	$204,508,545	$207,010,515

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of September 30, 2022, there was not a significant amount of Level 3 investments in the Master Fund.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Investment Funds in which the Master Fund invests generally have limitations on liquidity which may result in limitations on redemptions/liquidity. Generally, Investment Funds held by the Master Fund do not provide formal withdrawal rights and are considered self-liquidating vehicles. Certain investments held by the Master Fund offer

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

withdrawal rights ranging from monthly to annually, whereby, following a prescribed notice period, an investor may redeem all or a portion of its capital investment. A listing of the categories of investments held by the Master Fund (and their respective redemption-related attributes) as of September 30, 2022, is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Buyout (a)	Strategy targeting investments in established companies	$ 42,955	$ 34,128	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Event-Driven (b)	Strategy seeking to exploit pricing inefficiencies	971	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro (c)	Strategy seeking to aim to profit from changes in global economies	6,097	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Growth Equity (d)	Strategy seeking to acquire significant minority positions in companies	21,347	2,007	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Infrastructure (e)	Strategy providing exposure to location-specific, monopolistic assets and companies with cash flow visibility	14,539	7,477	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Natural Resources (f)	Strategy providing exposure to/in relation to the production of key raw materials	25,823	14,059	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Private Debt (g)	Strategy involving investments in debt-oriented strategies	20,340	4,120	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
Real Estate (h)	Strategy investing in land, structures, and other related assets	11,499	1,818	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

continued
Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Relative Value (i)	Strategy seeking to generate profits by capturing the spread between securities	$ 35,344	$ N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
Venture Capital (j)	Strategy providing exposure to new/growing businesses	25,594	742	Up to 10 years (plus extensions)	N/A	N/A	Up to 10 years (plus extensions)
		$ 204,509	$ 64,351

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes investments in established companies, often with the intention of improving operations and/or financial performance. Investments often involves the use of leverage. In addition, buyouts could include situations where there is a need to revitalize companies with poor financial performance or those that are experiencing operational difficulties

(b)

This category includes investment strategies which seek to exploit pricing inefficiencies preceding or following corporate events such as bad news, distressed situations, mergers & acquisitions, recapitalizations, or spin-offs.

(c)

This category includes investment strategies which aim to profit from changes in global economies, typically brought about by shifts in government policy that impact interest rates, in turn affecting currency, stock and bond markets. These strategies have the flexibility to participate in all major markets – equities, bonds, currencies, commodities, futures, and exchange-traded funds.

(d)

This category includes investments which typically involves acquiring significant minority positions in companies without the use of leverage. This category of investments include revenue-producing investee companies which are in a maturation stage with significant scope for growth and generally targets mid-to-long term investment horizons, similar to those seen with buyout funds.

(e)

This category includes investments which provide exposure to location-specific, monopolistic assets and companies which have cash flow visibility from primarily the essential services provided to society. Assets may generate predictable cash flows via contracts or concessions, which typically have a direct or indirect link to realized inflation. These investments include core, core-plus, debt, opportunistic, and value-added opportunities.

(f)

This category includes investments which provide exposure to the production or aspects related to the production of key raw materials, including agriculture, energy, metals and mining, timberland, and water.

(g)

This category includes investments in debt-oriented strategies which aim to capture additional premiums and other correlations compared to traditional fixed income strategies. In addition, private debt will typically have a shorter duration profile than other private investments.

(h)

This category includes investments such as land and structures across industrial, residential, office, hospitality, retail, and other sectors across core, core-plus, debt, distressed, opportunistic, and value-added opportunities.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(i)

This category includes investment strategies which seek to generate profits by capturing the spreads between securities. Relative value funds often seek to use leverage to amplify their returns, including through the use of margin financing.

(j)	This category includes investments which provide capital to new or growing businesses from early to expansion stage with perceived long-term growth potential.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds and the possible use of a credit facility, so that the Master Fund may cover any funding call by Investment Funds.

The following is a summary of the fair value as a percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of September 30, 2022:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Anomaly Capital, LP	7.25%	Anomaly Capital, LP, is a hedge fund seeking to generate attractive, risk-adjusted returns via a long/short equity strategy	Yes	Quarterly	2-year soft lockup period (7% fee)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the period, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

In late-2021, the Master Fund entered into a transition period of up to three years, during which time the Master Fund will offer limited liquidity (“Transition”). Specifically, the Adviser intends to recommend one annual tender offer per year during the Transition, subject to Board approval, which is intended to meet certain cash related needs, including required minimum distributions. Following the completion of the Transition, the Adviser intends to recommend market levels of liquidity, including (i) the reinstatement of regularly scheduled tender offers, (ii) an estimated annual dividend yield with a dividend reinvestment plan (“DRIP”) option, and (iii) a recurring small account liquidation program to mandatorily redeem small accounts on a periodic basis.

At the February 3, 2022, Board Meeting, the Board approved the ability of certain feeder funds of the Master Fund to complete mandatory repurchases of accounts of limited partners who will not meet the Master Fund’s eligibility requirements subsequent to April 1, 2022 (the “Mandatory Repurchase”) and for the Master Fund to complete repurchases of its Interests from the feeder funds in corresponding amounts. To facilitate the Mandatory Repurchase by the feeder funds, the Master Fund repurchased approximately 0.57% of outstanding Interests from the feeder funds as of March 31, 2022.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of September 30, 2022, the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $23,316,838 and $10,604,772 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099, or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and, as a result, the Master Fund is unable to calculate the year-end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of September 30, 2022, was $203,409,564 resulting in accumulated net unrealized appreciation of $3,600,951 consisting of 55,861,288 in gross unrealized appreciation and ($52,260,337) in gross unrealized depreciation.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(b)	AFFILIATED INVESTMENTS

As of September 30, 2022, certain of the Master Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity for the six months ended September 30, 2022) is shown below:

Affiliated Investment	Shares 3/31/2022	Shares 9/30/2022	Fair Value 3/31/2022	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Fair Value 9/30/2022	Dividend Income
Ownership exceeds 5% of the investment’s capital:
Alloy Merchant Partners, L.P.			$615,678	$—	$(59,214)	$—	$(32,207)	$524,257	$17,146
Colbeck Strategic Lending Onshore Feeder, LP			3,847,075	289,465	(243,958)	93,148	(293,075)	3,692,655	475,469
ORBIS Real Estate Fund I			386,786	—	—	—	(16,538)	370,248	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
PSF I Jax Metro, L.P.			81,529	1,896	168,408	(170,304)	(81,529)	—	—
Red Dot Holdings III, LP			2,554,260	583	(143,231)	—	116,370	2,527,982	—
Strattam Capital Investment Fund III, L.P.			—	—	—	—	—	—	—
Viburnum Equity 4, LP			5,852,426	299,574	—	—	(487,655)	5,664,345	363,991
Total			13,337,754	591,518	(277,995)	(77,156)	(794,634)	12,779,487	856,606
Ownership exceeds 25% of the investment’s capital:
Allied Strategic Partners Fund I-A, LP			8,790,756	4,090,235	(2,772,510)	—	(143,946)	9,964,535	—
CRC (Atria) Investment Holdings, L.P.			—	4,164,303	—	—	—	4,164,303	—
Rosebrook 2018 Co-Invest I, L.P.			1,127,687	—	—	—	21,568	1,149,255	—
Tembo Capital Co-Investment Partners I, LP			—	6,356,119	—	—	—	6,356,119	—
Total			9,918,443	14,610,657	(2,772,510)	—	(122,378)	21,634,212	—
Total Affiliated Investment			$23,256,197	$15,202,175	$(3,050,505)	$(77,156)	$(917,012)	$34,413,699	$856,606

*	Sales include return of capital

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended September 30, 2022, was $84,768, $13,981 was outstanding as a payable at September 30, 2022.

(8)	RELATED PARTY TRANSACTIONS

(a)	MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser a management fee (the “Management Fee”). The Management Fee is equal to the fee schedule below on an annualized basis of the Master Fund’s partners’ capital based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears:

Partners’ Capital:	Management Fee (per annum):
First $150 million	1.00%
Next $250 million (up to $400 million)	0.90%
Next $300 million (up to $700 million)	0.80%
Next $300 million (up to $1,000 million)	0.70%
Next $250 million (up to $1,500 million)	0.60%
Amounts in excess of $1,500 million	0.50%

The Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended September 30, 2022, $1,064,919 was incurred for Management Fees, $175,878 was outstanding as a payable at September 30, 2022.

(b)	INCENTIVE FEE

Beginning April 1, 2022, the Adviser is eligible to receive an incentive fee from the Master Fund representing 10% of the return of the master Fund in excess of a 6% net return annually, based on the limited partner interests in the Master Fund; calculated and accrued monthly and payable annually. For the six months ended September 30, 2022, no incentive fee was incurred.

(c)	PLACEMENT AGENTS

The Feeder Funds may engage one or more placement agents (each, a “Placement Agent”) to solicit investments. Foreside Financial Services, LLC, a broker-dealer, is engaged by the Institutional Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on August 1, 2018. Effective July 27, 2022, the Credit Agreement was extend for an additional one-year term expiring on July 26, 2023. The terms of the Credit Agreement provide a $12,500,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 0.85% per annum on unused capacity plus interest accruing on any borrowed amounts at the three month secured overnight financing rate (“SOFR”) as administered by the Federal Reserve Bank of New York plus 1.85% per annum as defined in the Credit Agreement. At September 30, 2022, the outstanding balance was $9,444.

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended September 30, 2022 (Unaudited)	Period Ended March 31, 2022*	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net investment loss to average partners’ capital (1)	(0.01)%	(1.28)%	(1.13)%	(1.05)%	(0.72)%	(0.96)%	(1.72)%
Expenses to average partners’ capital (1),(2)	1.47%	1.63%	1.69%	1.67%	2.06%	2.47%	2.60%
Portfolio turnover	5.09%	1.25%	29.70%	7.58%	9.16%	17.39%	11.07%
Total return (3)	(2.63)%	0.55%	7.96%	11.62%	3.38%	0.45%	5.49%
Partners’ capital, end of period (000s)	$217,662	$222,102	$222,756	$220,737	$221,383	$240,264	$268,608

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

*	The Master Fund has changed its fiscal year end from December 31 to March 31. This period represents the 3-month period from January 1, 2022, to March 31, 2022.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(1)	Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios are annualized for periods less than 12 months.
(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period, not annualized for periods less than 12 months.

(11)	INVESTMENT-RELATED RISKS

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Master Fund’s or any Investment Fund’s investment activities will be successful or that the Partners will not suffer losses.

In general, these principal risks exist whether the investment is made by an Investment Fund or held by the Master Fund directly and therefore for convenience purposes, the description of such risks in terms of an Investment Fund is intended to include the same risks for investments made directly by the Master Fund. It is possible that an Investment Fund (or the Master Fund) will make (or hold) an investment that is not described below, and any such investment will be subject to its own particular risks. For purposes of this discussion, references to the activities of the Investment Funds should generally be interpreted to include the activities of an Investment Manager. The risks and considerations described below are intended to reflect the Master Fund’s anticipated holdings.

(a)	SECONDARY INVESTMENT RISK

The overall performance of the Master Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. Where the Master Fund acquires an interest as a secondary investment, the Master Fund will generally not have the ability to modify or amend such Investment’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

(b)	SECONDARY INVESTMENTS INVOLVING SYNDICATES RISK

The Master Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Master Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

(c)	HIGHLY VOLATILE MARKETS RISK

The prices of an Investment Fund’s underlying investments, and therefore the NAV of the Master Fund’s interests, can be highly volatile. Price movements of forward contracts, futures contracts, and other derivative contracts in which an investment or the Master Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the U.S., investments also are subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

(d)	PREPAYMENT AND EXTENSION RISK

Due to a decline in interest rates or an excess in cash flow, borrowers may pay back principal before the market anticipates such payments. As a result, the Master Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the Master Fund’s potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

(e)	FIXED INCOME RISK

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity. This may cause the weighted average weighted maturity of investments to fluctuate and may require investments to invest the resulting proceeds at lower interest rates. Income from the investment’s debt securities portfolio will decline if and when the investment invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the investment’s portfolio. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by Investments. Reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Master Fund invests, which in turn could negatively impact the Master Fund’s performance and cause losses on your investment in the Master Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. As a result of these market conditions, the Master Fund’s NAV may fluctuate. Fixed income securities may also be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Changes in the actual or perceived creditworthiness of an issuer, factors affecting an issuer directly (such as management changes, labor relations, collapse of key suppliers or customers, or material changes in overhead), factors affecting the industry in which a particular issuer operates (such as competition or technological advances) and changes in general social, economic or political conditions can increase the risk of default by an issuer, which can affect a security’s credit quality or value. Since the Master Fund and investments may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Master Fund to lose money and may affect the Fund’s NAV. Moreover, in

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

order to enforce its rights in the event of a default, bankruptcy or similar situation, the Master Fund may be required to retain legal or similar counsel, which may increase the Master Fund’s operating expenses and adversely affect the Master Fund’s NAV.

(f)	FOREIGN CURRENCY TRANSACTIONS AND EXCHANGE RATE RISK

Investments and the Master Fund may invest in equity and equity-related securities denominated in non-U.S. currencies and in other financial instruments, the price of which is determined with reference to such currencies. investments may engage in foreign currency transactions for a variety of purposes, including to “lock in” the U.S. dollar price of the security, between the trade and the settlement dates, the value of a security an investment has agreed to buy or sell, or to hedge the U.S. dollar value of securities the investment already owns. The investments also may engage in foreign currency transactions for non-hedging purposes to generate returns. The Master Fund will, however, value its investments and other assets in U.S. dollars. To the extent unhedged, the value of the Master Fund’s net assets will fluctuate with U.S. dollar exchange rates as well as with price changes of an investment’s investments in the various local markets and currencies. Forward currency contracts and options may be utilized by Investments to hedge against currency fluctuations, but the investments are not required to utilize such techniques, and there can be no assurance that such hedging transactions will be available or, even if undertaken, effective.

(g)	CORPORATE EVENT RISK

Substantial transaction failure risks are involved in companies that are the subject of publicly disclosed mergers, takeover bids, exchange offers, tender offers, spin-offs, liquidations, corporate restructuring, and other similar transactions. Similarly, substantial risks are involved in investments in companies facing negative publicity or uncertain litigation. Thus, there can be no assurance that any expected transaction will take place, that negative publicity will not continue to affect a company or that litigation will be resolved in a company’s favor. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors. No assurance can be given that the transactions entered into will result in a profitable investment for the investments or that the investments will not incur substantial losses.

(h)	ISSUER RISK

The issuers of securities acquired by investments sometimes involve a high degree of business and financial risk. These companies may be in an early stage of development, may not have a proven operating history, may be operating at a loss or have significant variations in operating results, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position, or may otherwise have a weak financial condition.

Issuers of securities acquired by Investments may be highly leveraged. Leverage may have important adverse consequences to these companies and an Investment as an investor. These companies may be subject to restrictive financial and operating covenants. The leverage may impair these companies’ ability to finance their future operations and capital needs. As a result, these companies’ flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money were not used.

In addition, such companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
September 30, 2022
(Unaudited)

(i)	MODEL AND DATA RISK

Some investments, and the Adviser with regard to certain investments, may rely on quantitative models (both proprietary models developed by the Adviser, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

(j)	PROGRAMMING AND MODELING ERROR RISK

The research and modeling process engaged in by some Investment Managers and in certain cases by the Adviser is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect the Master Fund’s performance.

(12)	PANDEMICS AND ASSOCIATED ECONOMIC DISRUPTION

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted and may continue to result in significant disruptions to global business activity and market volatility due to closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and impact the Master Fund’s ability to complete repurchase requests. Any such impact could adversely affect the Master Fund’s performance, the performance of the securities in which the Master Fund invests, lines of credit available to the Master Fund, and may lead to losses on your investment in the Master Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

(13)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2022.

On October 31, 2022, the Master Fund paid a 2.5% distribution to partners based on capital balance. The distribution will either be paid out to partners in cash or reinvested depending on the partner’s election.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information

September 30, 2022
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Cypress Creek Private Strategies Master Fund, L.P., the Cypress Creek Private Strategies Registered Fund, L.P., the Cypress Creek Private Strategies Institutional Fund, L.P, and the Cypress Creek Private Strategies TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $35,000 paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of September 30, 2022.

Asset Class(1)	Fair Value	%
Buyout	$43,738,843	21.14
Event Driven	971,026	0.47
Global Macro	6,096,982	2.95
Growth Equity	21,965,362	10.61
Infrastructure	14,538,559	7.02
Natural Resources	25,823,379	12.47
Private Debt	20,339,637	9.83
Real Estate	11,498,623	5.55
Relative Value	35,343,918	17.07
Securities	1,100,000	0.53
Venture Capital	25,594,186	12.36
Total Investments	$207,010,515	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT’s are available on the SEC’s website at http://www.sec.gov.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
September 30, 2022
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Directors of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy

(Unaudited)

FACTS	WHAT DOES CYPRESS CREEK PARTNERS[1] (“CCP”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

WHAT?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social security number

● Income

● Assets

● Account balances

● Wire transfer instructions

● Transaction history

When you are no longer our customer, we continue to share information about you as described in this notice.

HOW?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons CCP chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does CCP Share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your accounts(s) or respond to court orders and legal investigations.	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call CCP at (512) 660-5146

[1]	Endowment Advisers, L.P., d/b/a Cypress Creek Partners

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 2
Who we are
Who is providing this notice?

This notice pertains to CCP, the registered and private funds it manages (as follows), and each funds’ general partner.

● The Endowment PMF Master Fund, L.P.

● The PMF Fund, L.P.

● PMF TEI Fund, L.P.

● PMF Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Master Fund, L.P.

● Cypress Creek Private Strategies Registered Fund, L.P.

● Cypress Creek Private Strategies TEI Fund, L.P.

● Cypress Creek Private Strategies Institutional Fund, L.P.

● Cypress Creek Private Strategies Domestic Fund, L.P.

● Cypress Creek Private Strategies Domestic QP Fund, L.P.

● Cypress Creek Private Strategies International Fund, Ltd.

● Cypress Creek Private Strategies Offshore TEI Fund, Ltd.

● Cypress Creek Private Strategies Onshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Fund, L.P.

● Cypress Creek Private Strategies Offshore Blocker Fund, LLC

● CCP Coastal Redwood Fund, L.P.

● CCP Sierra Redwood Fund, L.P.

● Marinas I SPV LLC

What we do
How does CCP protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does CCP collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Enter into an investment advisory contract

● Seek financial advice

● Make deposits or withdrawals from your account

● Provide account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

CYPRESS CREEK PRIVATE STRATEGIES MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy, continued
(Unaudited)

Page 3
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● CCP does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● CCP does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● CCP does not jointly market.
Other important information
n/a

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
UMB Bank, N.A.

Independent Registered Public Accounting Firm
RSM US LLP

Legal Counsel
K&L Gates LLP

Item 1. Reports to Stockholders Continued.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cypress Creek Private Strategies Institutional Fund, L.P.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	12/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William P. Prather III
William P. Prather III
Principal Executive Officer

Date:	12/6/2022

By (Signature and Title)	/s/ Benjamin Murray
Benjamin Murray
Principal Financial Officer

Date:	12/6/2022